Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Component of inventory use in hospitality product [Abstract]
Finished goods	$ 13,530	$ 21,936
Work in process	216	383
Component parts	9,147	13,749
Service parts	667	1,464
Inventories, net	23,560	37,532
Recorded inventory write-downs	$ 9,000	$ 10,900